Segment information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment information

Note 23 - Segment information:

As mentioned in Note 3.20, segment information is presented in a manner consistent with the internal reporting provided to the CEO, who is the Chief Operating Decision Maker (CODM). The CODM is responsible for strategic and operating decision-making, allocating resources and assessing the performance of the Company. The CODM supervises the Company’s performance as a single business unit and makes strategic decisions as a whole over the operations of the Group as the Group operates in a single industry in Mexico. The CODM does not review assets at a different level or category than those disclosed in the consolidated statement of financial position. Based on those reasons, there is a single reportable segment in accordance with IFRS 8.

As the single reportable segment is the Group in its entirety and the accounting policies for this segment are the same as the Company’s accounting policies described in Note 3 - Summary of material accounting policies, there are no differences between the measurements of the Company’s single operating segment and the consolidated financial statements. Therefore, information about the profit or loss, assets, investments, expenditures and all other significant items of the Company’s single reportable segment can be found on the Company’s consolidated financial statements.

The information of revenues by products and services is shown below:

		Year ended December 31,
Products		2024	2023			2022
Branded	Ps.	23,264,743	Ps.	20,900,242	Ps.	16,817,176
Private label		30,737,804		20,466,545		13,859,748
Spot		3,255,961		2,557,310		1,739,956
Other		74,819		63,706		55,697
Total	Ps.	57,333,327	Ps.	43,987,803	Ps.	32,472,577

Branded products are well known national and international brand label goods that the Company offers at the lowest sustainable price in the market to attract customers and drive traffic. Private label products are products that the Company has developed and which the Company believes are of comparable or better quality than the equivalent branded alternative offered at the Company’s stores. Spot products are quality food and non-food products that the Company offers in addition to its regularly stocked products. These are offered in limited amounts and offer exceptional value. The selection changes every two weeks on average.